Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Mar. 31, 2024 CNY (¥)
Ruisha Technology
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other comprehensive income loss reclassification adjustment from accumulated other comprehensive income to income statement upon sale of available for sale securities upon consummation of business combination	¥ 11,106